Derivatives and Hedge Accounting Activities (Selected Information Related to Losses on Cash Flow Hedges Included in AOCI) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (249)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(33)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	16
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(1)
Interest Rate Contract
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(249)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (33)
Maximum Term	396 months
Interest Rate Contract | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 16
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (1)
Maximum Term	396 months